Dispositions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Dispositions
Dispositions

Sale of DoubleDown

On June 1, 2017, we sold DoubleDown for a total cash consideration of $825.8 million ($823.8 million net of cash divested), which resulted in a gain of $27.2 million, net of selling costs, which is classified within other operating expense, net in the consolidated statement of operations for the year ended December 31, 2017.